S-4 Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 30, 2023	Feb. 01, 2021	Jan. 27, 2021	Oct. 13, 2020	Jan. 31, 2021	Oct. 31, 2020	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 07, 2023	Jun. 06, 2023	Sep. 29, 2022	Mar. 15, 2022	Aug. 05, 2021	May 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share)															$ 0.0001				$ 0.0001
Common stock, outstanding (in shares)							591,760,547				591,760,547		242,302,003	217,588,804
General and administrative							$ 4,709,435		$ 2,519,918		$ 9,428,570	$ 4,349,421	$ 11,828,573	$ 9,329,258
TLG Acquisition One Corp
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares		20.00%					20.00%				20.00%
Number of consecutive trading days for determining share price													10 days
Minimum lock in period for transfer, assign or sell warrants after completion of IPO		30 days						30 days					30 days
Proceeds from related party debt											$ 3,965,000	1,900,000	$ 2,100,000	920,000
Line of credit facility, maximum borrowing capacity																$ 10,000,000
General and administrative							$ 1,666,324		$ 84,749		3,051,026	$ 158,982	4,353,919	4,332,947
Accounts Payable | TLG Acquisition One Corp
Related Party Transaction [Line Items]
General and administrative											42,000		20,500	78,000
Accounts Payable | Previously Reported | TLG Acquisition One Corp
Related Party Transaction [Line Items]
General and administrative													84,000
Related Party Loans | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Principal amount				$ 300,000
Interest rate (as a percent)				0.00%
Proceeds from related party debt				$ 192,000							7,000,000		3,000,000	900,000
Additional proceeds from related party debt							2,000,000				2,000,000
Working Capital Loan | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Principal amount							1,940,000				1,940,000							$ 5,000,000		$ 2,000,000
Debt instrument, convertible, carrying amount of equity component																	$ 1,500,000
Debt instrument, convertible, conversion price																	$ 1.50
Line of credit facility, maximum borrowing capacity																	$ 8,000,000
Maximum borrowing capacity							6,985,000				6,985,000
Remaining borrowing capacity							3,015,000				3,015,000
Administrative Services Agreement | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Accounts Payable							$ 0				$ 0		$ 0	$ 35,000
Private Placement Warrants | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Class of warrants and rights issued price per warrant		$ 1.50
Proceeds from Issuance of Warrants		$ 10,000,000
Common Class F | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share)							$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)							5,000,000				5,000,000		10,000,000	10,000,000							10,000,000
Common Class F | Over-Allotment Option | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)		1,250,000
Common Class A | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share)							$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)							7,948,405				7,948,405		7,948,405	0
Common Class A | Private Placement Warrants | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Shares issuable per warrant		1
Exercise price (in dollars per share)		$ 11.50
Founder shares | Common Class F | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001
Sponsor | Share Price More Than Or Equals To USD Twelve | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Share transfer trigger price per share		$ 12.00	$ 12.00
Number of consecutive trading days for determining share price		20 days	20 days
Number of trading days for determining share price		30 days	30 days
Threshold number of trading days for determining share price from date of business combination		150 days	150 days
Sponsor | Office Space Administrative And Support Services | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 7,000	$ 7,000
Sponsor | Private Placement Warrants | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period		4,666,667
Sponsor | Common Class F | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Stock dividend per share			$ 0.15942029
Common stock, threshold percentage on conversion of shares		20.00%	20.00%
Shares forfeited (in shares)	5,000,000
Sponsor | Common Class F | Over-Allotment Option | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)		1,250,000	1,250,000
Sponsor | Founder shares | Common Class F | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services				$ 25,000
Stock issued during period, shares, issued for services				8,625,000		431,250
Stock transferred during the period, shares					40,000	431,250
Common stock, outstanding (in shares)			10,000,000
RBC Capital Markets LLC | Private Placement Warrants | TLG Acquisition One Corp
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period		2,000,000